CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Jun. 30, 2014	4,455,134
Beginning balance, value at Jun. 30, 2014	$ 44,551	$ 42,146,750	$ (41,450,717)	$ 740,584
Proceeds from private placement of common stock, net of issuance costs, shares	1,717,152
Proceeds from private placement of common stock, net of issuance costs, value	$ 17,172	835,607		852,779
Common stock issued for services rendered to the Company, shares	217,520
Common stock issued for services rendered to the Company, value	$ 2,175	124,468		126,643
Stock-based compensation		125,675		125,675
Net loss			(1,178,793)	(1,178,793)
Ending balance, shares at Jun. 30, 2015	6,389,806
Ending balance, value at Jun. 30, 2015	$ 63,898	43,232,500	(42,629,510)	666,888
Proceeds from private placement of common stock, net of issuance costs, shares	1,044,776
Proceeds from private placement of common stock, net of issuance costs, value	$ 10,448	654,913		665,361
Common stock issued for services rendered to the Company, shares	105,000
Common stock issued for services rendered to the Company, value	$ 1,050	47,250		48,300
Stock-based compensation		241,388		241,388
Net loss			(1,034,765)	(1,034,765)
Ending balance, shares at Jun. 30, 2016	7,539,582
Ending balance, value at Jun. 30, 2016	$ 75,396	$ 44,176,051	$ (43,664,275)	587,172
Net loss				(293,408)
Ending balance, value at Sep. 30, 2016				$ 354,665